Comprehensive Income (Tables)	12 Months Ended
Sep. 27, 2014
Gross Amounts Reclassified from AOCI into Consolidated Statements of Operations

The following table shows the gross amounts reclassified from AOCI into the Consolidated Statements of Operations and the associated financial statement line item for 2014 (in millions):

Comprehensive Income Components	Financial Statement Line Item	2014
Unrecognized gains/losses on derivative instruments:
Foreign exchange contracts	Revenue	$449
	Cost of sales	(295)
	Other income/expense, net	15
Interest rate contracts	Other income/expense, net	16

		185
Unrealized gains/losses on marketable securities	Other income/expense, net	(205)

Total amounts reclassified from AOCI		$(20)

Change in Accumulated Other Comprehensive Income by Component

The following table shows the changes in AOCI by component for 2014 (in millions):

	Cumulative Foreign Currency Translation	Unrecognized Gains/Losses on Derivative Instruments	Unrealized Gains /Losses on Marketable Securities	Total
Balance at September 28, 2013	$(105)	$(175)	$(191)	$(471)

Other comprehensive income/(loss) before reclassifications	(187)	1,687	438	1,938
Amounts reclassified from AOCI	0	185	(205)	(20)
Tax effect	50	(333)	(82)	(365)

Other comprehensive income/(loss)	(137)	1,539	151	1,553

Balance at September 27, 2014	$(242)	$1,364	$(40)	$1,082